Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property And Equipment Net Tables
Schedule of flight equipment, property and other equipment

Flight equipment, property and other equipment as of December 31, 2017 and 2016 is as follows:

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2016	$4,450,572	$383,434	$203,545	$215,097	$158,777	$274,872	$5,686,297
Additions	333,202	171,607	17,271	119,049	2,099	33,828	677,056
Disposals/Transfers	25,111	578	(1,749)	(174,843)	(33,676)	(14,394)	(198,973)
Revaluation	—	—	—	—	31,017	—	31,017

December 31, 2017	$4,808,885	$555,619	$219,067	$159,303	$158,217	$294,306	$6,195,397

Accumulated depreciation:
December 31, 2016	$653,415	$190,596	$62,489	$—	$9,406	$120,462	$1,036,368
Additions	177,262	81,616	6,642	—	2,229	25,351	293,100
Disposals/Transfers	(5,903)	(1,432)	(1,571)	—	(1,081)	(5,100)	(15,087)

December 31, 2017	$824,774	$270,780	$67,560	$—	$10,554	$140,713	$1,314,381

Net:
December 31, 2016	$3,797,157	$192,838	$141,056	$215,097	$149,371	$154,410	$4,649,929

December 31, 2017	$3,984,111	$284,839	$151,507	$159,303	$147,663	$153,593	$4,881,016

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2015	$4,338,823	$386,043	$162,413	$279,682	$80,740	$300,198	$5,547,899
Additions	187,311	122,583	12,411	78,523	950	47,152	448,930
Disposals/Transfers	(75,562)	(125,192)	28,721	(143,108)	68,116	(72,478)	(319,503)
Revaluation	—	—	—	—	8,971	—	8,971

December 31, 2016	$4,450,572	$383,434	$203,545	$215,097	$158,777	$274,872	$5,686,297

Accumulated depreciation:
December 31, 2015	$578,262	$240,765	$25,686	$—	$10,669	$93,171	$948,553
Additions	142,059	67,636	9,631	—	1,938	25,995	247,259
Disposals/Transfers	(66,906)	(117,805)	27,172	—	(3,201)	1,296	(159,444)

December 31, 2016	$653,415	$190,596	$62,489	$—	$9,406	$120,462	$1,036,368

Net:
December 31, 2015	$3,760,561	$145,278	$136,727	$279,682	$70,071	$207,027	$4,599,346

December 31, 2016	$3,797,157	$192,838	$141,056	$215,097	$149,371	$154,410	$4,649,929

Schedule of carrying amounts

If land and buildings were measured using the cost model, the carrying amounts would be as follows:

	December 31, 2017	December 31, 2016

Cost	$128,791	$107,854
Accumulated depreciation	(11,230)	(6,150)

Net carrying amount	$117,561	$101,704